Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 95.7%
Alabama - 2.7%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2038 - 09/01/2039	$ 5,545,000	$ 6,150,767
County of Jefferson Sewer Revenue, Revenue Bonds,
Series A, AGM,
5.50%, 10/01/2053	1,380,000	1,422,269
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	2,850,000	2,813,553
Southeast Energy Authority Cooperative District, Revenue Bonds,
Series B,
Fixed until 12/01/2031, 4.00% (B), 12/01/2051	26,675,000	26,588,714

		36,975,303

Alaska - 0.0% (C)
State of Alaska International Airports System, Revenue Bonds,
Series A,
5.00%, 10/01/2031	65,000	69,458

Arizona - 1.8%
Arizona Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 10/01/2049	825,000	744,280
5.00%, 03/01/2037	45,000	47,660
Series A, BAM,
5.00%, 06/01/2049 - 06/01/2058	17,120,000	18,361,053
Series B,
4.00%, 07/01/2041 - 07/01/2051	1,525,000	1,313,942
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	35,000	35,715
County of Pinal, Revenue Bonds,
4.00%, 08/01/2036	520,000	540,993
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
5.00%, 07/01/2036	1,265,000	1,291,427
Industrial Development Authority of the County of Pima, Revenue Bonds,
4.00%, 04/01/2036	240,000	244,033
La Paz County Industrial Development Authority, Revenue Bonds,
4.90%, 06/15/2028 (A)	405,000	397,120
Maricopa County Industrial Development Authority, Revenue Bonds,
4.00%, 07/01/2054	1,560,000	1,444,436
Tempe Industrial Development Authority, Revenue Bonds,
Class A,
4.00%, 12/01/2023 - 12/01/2026	425,000	418,435

		24,839,094

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arkansas - 0.6%
Little Rock School District, General Obligation Limited,
3.00%, 02/01/2026 - 02/01/2028	$ 7,515,000	$ 7,517,682

California - 10.5%
Adelanto Elementary School District Community Facilities District No. 1, Special Tax,
BAM,
5.00%, 09/01/2036 - 09/01/2039	2,925,000	3,279,066
Adelanto School District, Special Tax,
BAM,
4.00%, 09/01/2035 - 09/01/2036	205,000	215,066
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds,
AGM,
3.00%, 10/01/2033	60,000	60,038
Beaumont Public Improvement Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/01/2038 - 09/01/2049	7,190,000	7,691,262
California Housing Finance Agency, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	73,429	65,867
California Municipal Finance Authority, Certificate of Participation,
Series A,
5.25%, 11/01/2052	8,145,000	8,828,742
California Municipal Finance Authority, Revenue Bonds,
4.00%, 10/01/2050	3,705,000	3,729,636
4.38%, 07/01/2025 (A)	395,000	400,052
5.00%, 01/01/2035 - 01/01/2049	12,385,000	13,559,668
BAM,
4.00%, 05/15/2036 - 05/15/2040	5,205,000	5,216,440
BAM-TCRS,
5.00%, 05/15/2039	1,610,000	1,720,788
Series A,
4.00%, 10/01/2034 - 10/01/2044	5,630,000	5,657,488
4.50%, 06/01/2028 (A)	200,000	199,333
5.00%, 10/01/2044 - 02/01/2047	6,835,000	7,111,246
California Public Finance Authority, Revenue Bonds,
Series A,
4.25%, 06/15/2029 (A)	690,000	668,615
California Statewide Communities Development Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2025 (A)	225,000	232,153
5.38%, 08/15/2057	6,040,000	6,543,793
California Statewide Communities Development Authority, Special Assessment,
4.00%, 09/02/2028	2,040,000	2,090,521
5.00%, 09/02/2034	870,000	947,491
Cascade Union Elementary School District, General Obligation Unlimited,
Series B, AGM,
4.00%, 08/01/2036	80,000	82,853
Series B, AGM,
4.00%, 08/01/2034 - 08/01/2037	155,000	161,034
Chowchilla Elementary School District, General Obligation Unlimited,
5.00%, 08/01/2048	650,000	689,129

Transamerica Funds	Page 1

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
City of Azusa, Special Tax,
AGM,
5.00%, 09/01/2049	$ 1,305,000	$ 1,413,514
City of Lemoore Water Revenue, Revenue Bonds,
BAM,
5.00%, 06/01/2049	5,400,000	5,852,478
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
5.00%, 05/15/2038	320,000	334,773
City of Porterville Sewer Revenue, Certificate of Participation,
Series C, AGM,
4.00%, 09/15/2049	1,635,000	1,625,920
City of Sacramento, Special Tax,
Series 02,
5.00%, 09/01/2049	1,125,000	1,161,008
Coachella Redevelopment Agency Successor Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2030	275,000	299,960
Colton Joint Unified School District, General Obligation Unlimited,
BAM,
4.00%, 02/01/2033	55,000	57,358
Compton Unified School District, General Obligation Unlimited,
Series B, BAM,
Zero Coupon, 06/01/2034	355,000	231,701
Series B, BAM,
4.00%, 06/01/2049	3,805,000	3,756,527
County of El Dorado, Special Tax,
5.00%, 09/01/2029	1,110,000	1,204,012
BAM,
3.00%, 09/01/2025 - 09/01/2026	260,000	264,792
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax,
Series A, AGM,
4.00%, 09/01/2029	60,000	62,307
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds,
Series B,
3.00%, 12/01/2031	140,000	139,115
3.25%, 12/01/2036	3,150,000	3,024,555
Desert Community College District, General Obligation Unlimited,
Series A,
4.00%, 08/01/2051	2,975,000	2,966,306
Etiwanda School District, Special Tax,
Series 2,
3.50%, 09/01/2023	75,000	74,998
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds,
Series A, AGM,
5.00%, 01/15/2042	70,000	71,620
Fresno Unified School District, General Obligation Unlimited,
Series B,
4.00%, 08/01/2055	2,890,000	2,892,451
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series B-2,
Zero Coupon, 06/01/2066	45,000,000	5,665,738

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Inglewood Unified School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2051	$ 3,000,000	$ 2,991,233
Konocti Unified School District, General Obligation Unlimited,
AGM,
5.00%, 08/01/2042	630,000	671,231
Lee Lake Water District Financing Corp., Special Tax,
4.00%, 09/01/2025	390,000	397,333
Lynwood Unified School District, General Obligation Unlimited,
Series B, BAM,
4.00%, 08/01/2045 - 08/01/2049	4,250,000	4,259,514
Madera County Public Financing Authority, Revenue Bonds,
BAM,
4.00%, 10/01/2050	7,970,000	8,015,867
Menifee Union School District Public Financing Authority, Special Tax,
Series A,
5.00%, 09/01/2023	225,000	227,277
Series A, BAM,
5.00%, 09/01/2030 - 09/01/2032	615,000	654,299
Mountain House Public Financing Authority, Revenue Bonds,
4.00%, 10/01/2046 - 10/01/2051	4,350,000	4,343,457
Series A, BAM,
4.00%, 12/01/2036	210,000	219,155
Oxnard Financing Authority, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2055	2,325,000	2,309,530
Palomar Health, Certificate of Participation,
AGM-CR,
4.00%, 11/01/2047	375,000	378,116
Parlier Unified School District, General Obligation Unlimited,
Series B, AGM,
4.00%, 08/01/2048	1,010,000	1,012,013
Rio Elementary School District Community Facilities District, Special Tax,
BAM,
5.00%, 09/01/2029 - 09/01/2032	855,000	932,671
River Islands Public Financing Authority, Revenue Bonds,
AGM,
4.00%, 09/01/2050	1,400,000	1,392,941
River Islands Public Financing Authority, Special Tax,
Series A-1, AGM,
5.25%, 09/01/2052	1,215,000	1,338,283
Salinas Union High School District, General Obligation Unlimited,
Series B,
4.00%, 08/01/2049	3,485,000	3,488,577
San Bernardino County Redevelopment Successor Agency, Tax Allocation,
Series B, AGM,
5.00%, 09/01/2026	150,000	159,653
San Diego Public Facilities Financing Authority, Revenue Bonds,
Series A,
5.00%, 10/15/2044	365,000	382,442

Transamerica Funds	Page 2

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
San Diego Unified School District, General Obligation Unlimited,
Series K-2,
Zero Coupon, 07/01/2030	$ 50,000	$ 40,167
Series L,
4.00%, 07/01/2049	2,000,000	2,002,133
Sanger Unified School District, Certificate of Participation,
AGM,
5.00%, 06/01/2052	2,500,000	2,508,723
Sanger Unified School District, General Obligation Unlimited,
Series A, BAM,
4.00%, 08/01/2055	1,245,000	1,238,984
Stockton Public Financing Authority, Special Tax,
Series A, BAM,
4.00%, 09/02/2030	685,000	721,929
Sunnyvale School District, General Obligation Unlimited,
Series A,
4.00%, 09/01/2050	2,720,000	2,742,165
Tulare Local Health Care District, General Obligation Unlimited,
BAM,
4.00%, 08/01/2039	1,125,000	1,144,013
Upland Community Facilities District, Special Tax,
Series A,
4.00%, 09/01/2049	75,000	68,856
West Kern Community College District, Certificate of Participation,
AGM,
4.00%, 11/01/2040	90,000	91,047

		143,981,023

Colorado - 2.5%
Auraria Higher Education Center, Revenue Bonds,
AGM,
4.00%, 04/01/2029	3,500,000	3,599,329
BNC Metropolitan District No. 1, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2032	360,000	397,861
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (D)	294,000	282,435
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
Series A,
5.00%, 12/01/2050	2,005,000	1,744,754
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2031	285,000	321,248
Castle Oaks Metropolitan District No. 3, General Obligation Limited,
AGM,
4.00%, 12/01/2040 - 12/01/2045	970,000	973,993
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
5.00%, 06/15/2029 - 08/01/2031	1,490,000	1,586,464
Series A,
5.00%, 06/01/2036	200,000	208,683

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2033	$ 100,000	$ 100,864
Series B,
4.00%, 01/01/2040	3,295,000	3,349,333
Erie Commons Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2039	1,260,000	1,276,752
Heather Gardens Metropolitan District, General Obligation Unlimited,
AGM,
4.00%, 12/01/2027 - 12/01/2030	455,000	488,346
Highpointe Vista Metropolitan District No. 2, General Obligation Limited,
BAM,
4.00%, 12/01/2046	525,000	547,680
Northglenn Urban Renewal Authority, Tax Allocation,
4.00%, 12/01/2026 - 12/01/2038	1,620,000	1,602,200
Park Creek Metropolitan District, Revenue Bonds,
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,205,000	1,263,386
Series A, AGM,
4.00%, 12/01/2046	6,185,000	6,038,180
Series A, NATL-IBC,
5.00%, 12/01/2045	1,220,000	1,260,112
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	4,000,000	2,849,630
Sand Creek Metropolitan District, General Obligation Limited,
AGM,
4.00%, 12/01/2032	475,000	512,403
Silver Peaks Metropolitan District No. 2, General Obligation Limited,
BAM,
5.00%, 12/01/2037 - 12/01/2042	1,520,000	1,630,559
South Sloan’s Lake Metropolitan District No. 2, General Obligation Limited,
AGM,
4.00%, 12/01/2044	385,000	378,101
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-2,
Zero Coupon (E), 12/01/2051	1,000,000	755,877
Vauxmont Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2050	1,735,000	1,812,584
Wyndham Hill Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
4.00%, 12/01/2034	540,000	579,124

		33,559,898

Connecticut - 2.1%
City of Hartford, General Obligation Unlimited,
Series A,
5.00%, 04/01/2030	20,000	20,044
Series A, AGM,
5.00%, 07/01/2032	135,000	143,010
Series A, BAM-TCRS,
5.00%, 04/01/2025	765,000	766,700

Transamerica Funds	Page 3

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
City of New Haven, General Obligation Unlimited,
Series A,
5.50%, 08/01/2035 - 08/01/2037	$ 505,000	$ 556,403
Series A, BAM-TCRS,
5.00%, 08/01/2037	335,000	360,292
Series B, BAM,
5.00%, 08/15/2025	40,000	42,392
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 12/01/2045	19,325,000	19,885,257
Series A, AGM-CR,
2.13%, 07/01/2031	7,790,000	7,170,453
State of Connecticut, General Obligation Unlimited,
Series B,
4.00%, 03/01/2029	25,000	25,030

		28,969,581

Delaware - 0.1%
Delaware Municipal Electric Corp., Revenue Bonds,
Series A, BAM,
5.00%, 10/01/2035 - 10/01/2038	1,400,000	1,591,647

District of Columbia - 0.4%
District of Columbia, Revenue Bonds,
5.00%, 07/01/2052	640,000	652,922
Series A,
4.13%, 07/01/2027	785,000	753,562
5.00%, 07/01/2032	1,500,000	1,440,065
District of Columbia Housing Finance Agency, Revenue Bonds,
Series A,
3.70%, 09/01/2033	1,245,000	1,265,745
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
Series B, AGM-CR,
6.50% (E), 10/01/2044	1,150,000	1,365,396

		5,477,690

Florida - 2.3%
City of Cape Coral Water & Sewer Revenue, Special Assessment,
AGM,
2.75%, 09/01/2026	55,000	55,653
City of Fort Myers, Revenue Bonds,
4.00%, 12/01/2032 - 12/01/2033	310,000	323,518
City of Miami Parking System Revenue, Revenue Bonds,
BAM,
5.00%, 10/01/2029	350,000	404,489
City of Orlando Tourist Development Tax Revenue, Revenue Bonds,
Series A, AGM,
5.00%, 11/01/2027	220,000	244,099
Series B, AGM,
5.00%, 11/01/2033 - 11/01/2038	6,825,000	7,463,657
City of Tampa, Revenue Bonds,
Series B,
4.00%, 07/01/2045	940,000	910,350

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Development Finance Corp., Revenue Bonds,
AGM,
4.00%, 02/01/2042 - 02/01/2046	$ 4,630,000	$ 4,503,280
Series A,
5.00%, 06/15/2035 - 06/15/2040	2,000,000	2,033,602
Florida Keys Aqueduct Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2049	200,000	205,725
Florida State Board of Governors, Revenue Bonds,
Series A, AGM,
5.00%, 11/01/2028	390,000	441,260
Herons Glen Recreation District, Special Assessment,
BAM,
3.00%, 05/01/2034 - 05/01/2035	405,000	399,703
Hillsborough County Industrial Development Authority, Revenue Bonds,
4.00%, 08/01/2055	6,015,000	5,514,278
Lee County Industrial Development Authority, Revenue Bonds,
5.00%, 11/15/2039	1,000,000	1,011,395
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2047 (A)	1,875,000	1,621,475
North Sumter County Utility Dependent District, Revenue Bonds,
BAM,
5.00%, 10/01/2036 - 10/01/2037	500,000	563,011
Orange County Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2034	4,040,000	4,311,740
St. Johns County Industrial Development Authority, Revenue Bonds,
4.00%, 12/15/2023 - 12/15/2024	255,000	252,214
State of Florida Department of Transportation Turnpike System Revenue, Revenue Bonds,
Series A,
3.35%, 07/01/2028	1,375,000	1,386,126
Village Community Development District No. 12, Special Assessment,
3.25%, 05/01/2023	95,000	94,828
Volusia County School Board, Certificate of Participation,
Series A, BAM,
5.00%, 08/01/2028	225,000	241,738

		31,982,141

Georgia - 3.8%
Bibb County Development Authority, Revenue Bonds,
5.25%, 06/01/2050	4,920,000	5,278,263
Cobb County Kennestone Hospital Authority Revenue, Revenue Bonds,
5.00%, 04/01/2050	5,685,000	5,996,588
Cornelia Urban Redevelopment Agency, Revenue Bonds,
AGM,
5.00%, 10/01/2054	1,140,000	1,245,810
Development Authority of Lagrange, Revenue Bonds,
4.50%, 10/15/2031	1,935,000	1,861,984

Transamerica Funds	Page 4

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
Fulton County Development Authority Revenue, Revenue Bonds,
4.00%, 07/01/2049 - 04/01/2050	$ 9,940,000	$ 9,489,259
Georgia Housing & Finance Authority, Revenue Bonds,
Series A-1,
3.25%, 12/01/2037	1,320,000	1,247,420
Municipal Electric Authority of Georgia, Revenue Bonds,
AGM,
5.00%, 01/01/2062	25,535,000	26,424,499

		51,543,823

Idaho - 0.3%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024	4,300,000	4,249,565
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.63%, 07/01/2029 (A)	170,000	173,632

		4,423,197

Illinois - 16.4%
Adams County School District No. 172, General Obligation Unlimited,
AGM,
3.00%, 02/01/2033	335,000	336,949
4.00%, 02/01/2034	450,000	462,766
5.00%, 02/01/2029	1,320,000	1,413,057
Berwyn Municipal Securitization Corp., Revenue Bonds,
Series A, AGM- CR,
5.00%, 01/01/2035	8,230,000	9,306,798
Carol Stream Park District, General Obligation Unlimited,
BAM,
5.00%, 01/01/2037	1,050,000	1,116,841
Channahon Park District, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/15/2038	50,000	51,384
City of Chicago Wastewater Transmission Revenue, Revenue Bonds,
AGM-CR,
5.00%, 01/01/2024	100,000	100,233
Series A, AGM,
5.25%, 01/01/2042	540,000	561,351
City of Chicago Waterworks Revenue, Revenue Bonds,
5.00%, 11/01/2028	500,000	515,514
AGM-CR,
5.00%, 11/01/2027	165,000	165,721
City of Country Club Hills, General Obligation Unlimited,
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,340,000	1,419,286
4.50%, 12/01/2030 - 12/01/2031	1,295,000	1,319,146
City of East Moline, General Obligation Unlimited,
Series A, AGM,
4.00%, 01/15/2036 - 01/15/2037	1,100,000	1,131,013
City of Monmouth, General Obligation Unlimited,
Series A, AGM,
Zero Coupon, 12/01/2044	100,000	35,054

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Peoria, General Obligation Unlimited,
Series B, BAM-TCRS,
5.00%, 01/01/2026	$ 140,000	$ 149,155
City of Waukegan, General Obligation Unlimited,
Series A, AGM,
5.00%, 12/30/2035 - 12/30/2036	2,220,000	2,426,209
Series B, AGM,
5.00%, 12/30/2030 - 12/30/2032	1,620,000	1,775,492
Cook & Will Counties Community College District No. 515, General Obligation Limited,
5.00%, 12/01/2024	45,000	46,892
Cook & Will Counties School District No. 194, General Obligation Limited,
Series B, BAM,
5.00%, 12/01/2033	775,000	810,137
Cook & Will Counties School District No. 194, General Obligation Unlimited,
BAM,
4.13%, 12/01/2035	680,000	693,324
Cook County Community College District No. 508, General Obligation Unlimited,
5.00%, 12/01/2024	1,050,000	1,061,559
BAM-TCRS,
5.25%, 12/01/2027 - 12/01/2043	3,050,000	3,121,870
Cook County High School District No. 209 Proviso Township, General Obligation Limited,
Series B, AGM,
5.00%, 12/01/2032	1,500,000	1,718,074
Cook County School District No. 111, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2037	2,350,000	2,593,612
Cook County School District No. 111, General Obligation Unlimited,
AGM,
4.00%, 12/01/2034	1,000,000	1,034,061
Cook County School District No. 149, General Obligation Limited,
Series A-1, AGM,
4.00%, 12/01/2028	980,000	1,010,414
Cook County School District No. 160, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2026 - 12/01/2027	235,000	249,772
Cook County School District No. 94, General Obligation Unlimited,
BAM,
4.00%, 12/01/2037 - 12/01/2040	1,230,000	1,264,195
County of Logan, General Obligation Unlimited,
Series B, BAM,
3.25%, 11/01/2037	50,000	50,027
County of Sangamon, General Obligation Limited,
BAM,
4.00%, 12/15/2040	300,000	307,363
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Limited,
Series B, BAM,
4.00%, 02/01/2039 - 02/01/2040	805,000	831,023

Transamerica Funds	Page 5

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Douglas & Champaign Counties Community Unit School District No. 302, General Obligation Unlimited,
Series B, AGM,
4.00%, 12/01/2034	$ 385,000	$ 400,986
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited,
Series A, AGM,
5.00%, 08/15/2028	150,000	159,733
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032 - 10/15/2037	8,375,000	7,309,481
5.00%, 08/01/2026 - 04/01/2034	3,435,000	3,679,034
AGM,
4.00%, 12/01/2023	140,000	141,624
5.00%, 12/01/2036	1,850,000	1,966,040
Series A,
4.00%, 11/01/2023 - 05/01/2050	1,980,000	1,785,170
4.13%, 05/15/2047	5,335,000	5,127,971
5.00%, 11/01/2025 - 11/01/2029	4,760,000	4,959,347
Illinois Housing Development Authority, Revenue Bonds,
FNMA,
2.63%, 09/01/2032	1,407,770	1,351,365
Illinois Sports Facilities Authority, Revenue Bonds,
BAM-TCRS,
5.00%, 06/15/2029	1,610,000	1,747,032
Illinois State Toll Highway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2044	1,500,000	1,621,035
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited,
Series A,
5.00%, 01/01/2033	135,000	137,018
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2039	1,300,000	1,328,222
Series B,
3.50%, 01/01/2027	110,000	110,878
Series B, BAM,
4.00%, 01/01/2034 - 01/01/2036	1,785,000	1,864,396
Macon County School District No. 61, General Obligation Unlimited,
AGM,
5.00%, 12/01/2040	350,000	371,822
Series C, AGM,
4.00%, 01/01/2040 - 01/01/2045	4,205,000	4,200,485
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited,
BAM,
4.50%, 12/01/2036 - 12/01/2041	1,625,000	1,642,292
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited,
BAM,
5.00%, 12/01/2030	3,270,000	3,701,260
Series B, BAM,
3.50%, 03/01/2029	1,700,000	1,733,839

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited,
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2032	$ 2,830,000	$ 3,074,557
Series A, BAM-TCRS,
5.00%, 11/01/2026	975,000	1,015,578
McHenry County Community Unit School District No. 12, General Obligation Unlimited,
BAM,
5.00%, 01/01/2035	2,625,000	2,738,652
McHenry County Conservation District, General Obligation Unlimited,
5.00%, 02/01/2026	110,000	115,619
McLean County Public Building Commission, Revenue Bonds,
4.00%, 12/01/2034	1,245,000	1,268,150
Northeastern Illinois University, Certificate of Participation,
AGM,
4.00%, 07/01/2025	145,000	146,377
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	105,000	108,510
Northern Illinois University, Revenue Bonds,
BAM,
4.00%, 10/01/2043	950,000	906,991
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	4,395,000	4,338,597
5.00%, 04/01/2027	355,000	382,692
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited,
Series C, AGM,
4.00%, 12/01/2026 - 12/01/2029	625,000	632,028
Rock Island County Public Building Commission, Revenue Bonds,
AGM,
5.00%, 12/01/2025 - 12/01/2041	1,530,000	1,669,400
Sales Tax Securitization Corp., Revenue Bonds,
BAM-TCRS,
5.00%, 01/01/2038	6,525,000	6,967,296
Sangamon County Water Reclamation District, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 01/01/2044	14,135,000	14,180,953
Sangamon Logan & Menard Counties Community Unit School District No. 15, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2038 - 12/01/2040	920,000	933,375
5.00%, 12/01/2036	345,000	382,410
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	455,000	459,977
Southern Illinois University, Revenue Bonds,
BAM,
4.00%, 04/01/2028 - 04/01/2040	365,000	370,123
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	1,000,000	1,070,372

Transamerica Funds	Page 6

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
State of Illinois, General Obligation Unlimited,
5.00%, 11/01/2035 - 11/01/2038	$ 5,545,000	$ 5,733,749
5.25%, 07/01/2030	1,020,000	1,028,093
5.50%, 07/01/2025 - 05/01/2039	6,280,000	6,786,642
BAM-TCRS,
4.00%, 06/01/2041	13,850,000	13,454,649
Series A,
4.00%, 01/01/2030	225,000	225,095
Series B,
4.00%, 12/01/2039	1,250,000	1,198,175
5.00%, 12/01/2032 - 10/01/2033	19,760,000	21,637,129
Series C,
5.00%, 11/01/2029	8,865,000	9,467,777
University of Illinois, Revenue Bonds,
Series A, AGM,
4.00%, 04/01/2043	4,190,000	4,126,583
Village of Bedford Park Water System Revenue, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2026	95,000	97,944
Village of Bellwood, General Obligation Unlimited,
AGM,
5.00%, 12/01/2027	235,000	245,568
Series B, AGM,
3.00%, 12/01/2029	1,000,000	1,010,800
Village of Calumet Park, General Obligation Unlimited,
BAM,
4.00%, 12/01/2025 - 12/01/2032	1,590,000	1,668,206
Village of Crestwood, General Obligation Unlimited,
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,399,516
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	7,305,000	7,419,838
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	300,446
Village of Franklin Park, Revenue Bonds,
BAM,
5.00%, 04/01/2026	230,000	242,751
Village of Lombard, General Obligation Unlimited,
5.00%, 01/01/2024	250,000	255,098
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2036 - 12/01/2037	2,055,000	2,161,167
5.00%, 12/01/2032	125,000	125,238
Series C, BAM,
4.00%, 12/01/2023	235,000	235,328
Village of Matteson, Revenue Bonds,
BAM,
5.00%, 12/01/2024 - 12/01/2035	3,610,000	3,988,870
Village of Montgomery, Special Assessment,
BAM,
2.85%, 03/01/2024	133,000	133,164
3.00%, 03/01/2025	130,000	130,898
3.10%, 03/01/2026	186,000	188,899
3.30%, 03/01/2028	177,000	181,603
3.40%, 03/01/2029	641,000	658,434
3.45%, 03/01/2030	121,000	124,420

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Mundelein, General Obligation Unlimited,
AGM,
4.00%, 12/15/2039	$ 720,000	$ 736,962
Village of Rosemont, General Obligation Unlimited,
Series A, BAM,
5.00%, 12/01/2042	11,270,000	12,590,271
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2023 - 06/01/2033	2,225,000	2,165,157
Western Illinois University, Revenue Bonds,
BAM,
5.00%, 04/01/2024	145,000	148,512

		224,045,961

Indiana - 1.2%
Bloomington Redevelopment District, Tax Allocation,
Series A-1,
5.00%, 02/01/2026 - 02/01/2040	1,470,000	1,623,839
Evansville Redevelopment Authority, Revenue Bonds,
BAM,
4.00%, 02/01/2029	1,495,000	1,560,273
Indiana Finance Authority, Revenue Bonds,
5.00%, 10/01/2035	2,220,000	2,392,851
Series A,
3.00%, 11/01/2030	3,470,000	3,117,189
Series B,
3.00%, 11/01/2030	625,000	561,453
Series B,
2.50%, 11/01/2030	2,500,000	2,165,053
Indiana Health Facility Financing Authority, Revenue Bonds,
5.00%, 11/15/2034	1,725,000	1,814,511
Merrillville Building Corp., Revenue Bonds,
BAM,
4.00%, 07/15/2036	710,000	725,499
Merrillville Redevelopment Authority, Revenue Bonds,
BAM,
4.00%, 07/15/2036 - 12/15/2039	1,725,000	1,737,981

		15,698,649

Iowa - 0.6%
Iowa Finance Authority, Revenue Bonds,
5.00%, 05/15/2041 - 05/15/2047	7,790,000	6,866,602
Series A,
4.00%, 05/15/2053	2,500,000	1,724,036

		8,590,638

Kansas - 0.0% (C)
Marais Des Cygnes Public Utility Authority, Revenue Bonds,
AGM,
3.00%, 12/01/2026 - 12/01/2027	195,000	198,814
Sedgwick County Public Building Commission, Revenue Bonds,
4.00%, 02/01/2054	175,000	175,035

		373,849

Transamerica Funds	Page 7

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky - 3.8%
City of Owensboro, General Obligation Unlimited,
Series A, AGM,
4.00%, 02/01/2037 - 02/01/2043 (F)	$ 10,845,000	$ 10,757,255
County of Hardin, Revenue Bonds,
AGM,
5.75%, 08/01/2033 - 08/01/2045	105,000	106,669
County of Knox, General Obligation Unlimited,
BAM,
5.00%, 10/01/2035	495,000	549,009
Kentucky Bond Development Corp., Revenue Bonds,
BAM,
5.00%, 09/01/2049	16,590,000	18,058,772
Kentucky Economic Development Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2045 - 12/01/2047	7,880,000	8,107,495
Kentucky Municipal Power Agency, Revenue Bonds,
NATL,
5.00%, 09/01/2032	1,000,000	1,068,734
Series A,
Fixed until 03/01/2026, 3.45% (B), 09/01/2042	2,450,000	2,433,628
Kentucky State Property & Building Commission, Revenue Bonds,
BAM-TCRS,
5.00%, 04/01/2029	3,150,000	3,480,112
Kentucky State University, Certificate of Participation,
BAM,
4.00%, 11/01/2041 - 11/01/2046	2,390,000	2,393,720
Louisville & Jefferson County Visitors & Convention Commission, Revenue Bonds,
AGM-CR,
4.00%, 06/01/2028	3,380,000	3,522,779
Louisville / Jefferson County Metropolitan Government, Revenue Bonds,
Series A,
4.00%, 10/01/2040	140,000	136,069
Morehead State University, Revenue Bonds,
Series A,
4.00%, 04/01/2030 - 04/01/2032	435,000	448,445
Paducah Electric Plant Board, Revenue Bonds,
Series A, AGM,
5.00%, 10/01/2030 - 10/01/2032	1,260,000	1,359,055

		52,421,742

Louisiana - 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026 - 08/01/2029	9,720,000	10,648,614
BAM,
5.00%, 10/01/2028	385,000	434,717
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2022 - 07/01/2027 (G) (H)	1,480,000	1,258,000
5.00%, 07/01/2023 - 07/01/2026	1,680,000	1,428,000

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana (continued)
New Orleans Aviation Board, Revenue Bonds,
AGM,
5.00%, 10/01/2033 - 10/01/2048	$ 5,940,000	$ 6,284,704
Parish of St. John the Baptist, Revenue Bonds,
Fixed until 07/01/2024, 2.10% (B), 06/01/2037	1,220,000	1,194,647
Fixed until 07/01/2026, 2.20% (B), 06/01/2037	4,180,000	3,938,225
Series B-2,
Fixed until 07/01/2026, 2.38% (B), 06/01/2037	8,000,000	7,569,264

		32,756,171

Maine - 0.2%
Maine Health & Higher Educational Facilities Authority Revenue, Revenue Bonds,
4.00%, 07/01/2051	2,305,000	2,172,883
Maine State Housing Authority, Revenue Bonds,
Series B,
3.15%, 11/15/2039	345,000	310,635
Series C,
2.75%, 11/15/2031	665,000	638,212

		3,121,730

Maryland - 2.7%
City of Baltimore, Revenue Bonds,
Series C,
5.00%, 07/01/2043	2,000,000	2,047,365
City of Rockville, Revenue Bonds,
Series A-1,
5.00%, 11/01/2023	100,000	100,181
Series A-2,
5.00%, 11/01/2023	130,000	130,236
County of Prince George, General Obligation Limited,
Series A,
3.00%, 07/01/2033 - 07/01/2034	16,550,000	16,739,652
Maryland Stadium Authority Built to Learn Revenue, Revenue Bonds,
Series A,
4.00%, 06/01/2052	18,370,000	17,839,888

		36,857,322

Massachusetts - 0.3%
Lynn Housing Authority & Neighborhood Development, Revenue Bonds,
4.25%, 10/01/2028	315,000	317,626
4.38%, 10/01/2029	300,000	302,715
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2039	250,000	253,800
Massachusetts Housing Finance Agency, Revenue Bonds,
Series 183,
2.80%, 06/01/2031	125,000	120,364

Transamerica Funds	Page 8

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Town of Andover, General Obligation Limited,
4.00%, 07/15/2052	$ 1,025,000	$ 1,030,748
Town of Dedham, General Obligation Limited,
4.00%, 03/15/2052	2,485,000	2,496,978

		4,522,231

Michigan - 2.7%
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	2,795,000	2,799,689
Eastern Michigan University, Revenue Bonds,
Series A, BAM-TCRS,
4.00%, 03/01/2047	1,245,000	1,217,455
Lake City Area Schools, General Obligation Unlimited,
BAM,
5.00%, 05/01/2035	2,540,000	2,733,664
Michigan Finance Authority, Revenue Bonds,
4.00%, 12/01/2036 - 12/01/2046	5,825,000	5,840,075
5.00%, 05/15/2054	14,550,000	14,733,775
Series C,
5.25%, 10/01/2043	20,000	20,378
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,380,000	2,217,172
Stockbridge Community Schools, General Obligation Unlimited,
Series A,
5.00%, 05/01/2031	375,000	405,297
Tri-County Area School District, General Obligation Unlimited,
AGM,
4.00%, 05/01/2044	5,020,000	5,063,600
Wayne County Airport Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2032	250,000	276,236
Zeeland Public Schools, General Obligation Unlimited,
Series B, BAM,
5.00%, 05/01/2030	750,000	840,173

		36,147,514

Minnesota - 2.2%
City of Deephaven, Revenue Bonds,
Series A,
4.38%, 10/01/2027	235,000	229,802
4.40%, 07/01/2025	70,000	70,085
City of Minneapolis, Revenue Bonds,
4.00%, 11/15/2037	1,045,000	1,064,094
Series A, AGM-CR,
5.00%, 11/15/2035 - 11/15/2036	19,800,000	21,531,179
City of Red Wing, Revenue Bonds,
Series A,
5.00%, 08/01/2047	1,000,000	869,039
City of Stillwater, Tax Allocation,
3.00%, 02/01/2023 - 02/01/2027	1,470,000	1,448,894
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	930,000	765,955

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
5.00%, 12/01/2030	$ 350,000	$ 356,329
Series B,
4.25%, 04/01/2025 (D)	80,000	79,604
Minnesota Housing Finance Agency, Revenue Bonds,
Series A,
4.00%, 08/01/2031	100,000	103,006
Series D, GNMA, FNMA, FHLMC,
1.95%, 01/01/2032	1,125,000	985,792
2.00%, 07/01/2032	535,000	481,032
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	555,000	512,921
Shakopee Independent School District No. 720, General Obligation Unlimited,
Series C,
Zero Coupon, 02/01/2027	190,000	167,987
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	675,000	587,087

		29,252,806

Mississippi - 0.2%
Mississippi Development Bank, Revenue Bonds,
AGM,
6.88%, 12/01/2040	3,160,000	3,239,613

Missouri - 1.1%
City of Springfield Public Utility Revenue, Revenue Bonds,
3.60%, 08/01/2029	6,180,000	6,268,640
Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 02/01/2029	2,145,000	2,189,133
Missouri Health & Educational Facilities Authority Revenue, Revenue Bonds,
4.00%, 06/01/2053	4,420,000	4,284,234
Missouri Housing Development Commission, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
2.55%, 11/01/2029	135,000	131,275
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds,
5.00%, 12/01/2043	250,000	261,014
Missouri Southern State University, Revenue Bonds,
Series A, AGM,
4.00%, 10/01/2037	145,000	148,876
St. Louis Municipal Finance Corp., Revenue Bonds,
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	1,750,000	1,908,905

		15,192,077

Montana - 0.0% (C)
Montana Facility Finance Authority, Revenue Bonds,
5.00%, 07/01/2030	180,000	199,158

Transamerica Funds	Page 9

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nebraska - 0.2%
Central Plains Energy Project, Revenue Bonds,
Series A,
5.00%, 09/01/2034	$ 140,000	$ 155,569
Southeast Community College Area, Revenue Bonds,
AGM,
4.00%, 03/15/2042 - 03/15/2047	3,005,000	2,969,652

		3,125,221

Nevada - 0.0% (C)
Henderson Local Improvement Districts, Special Assessment,
2.50%, 09/01/2025	70,000	69,007
Nevada System of Higher Education, Revenue Bonds,
Series A,
5.00%, 07/01/2024	25,000	25,272

		94,279

New Jersey - 4.1%
City of Newark Mass Transit Access Tax Revenue, Revenue Bonds,
AGM,
5.00%, 11/15/2042	1,575,000	1,739,810
5.38%, 11/15/2052	3,050,000	3,375,941
6.00%, 11/15/2062	12,855,000	14,640,583
City of Paterson, General Obligation Unlimited,
BAM,
5.00%, 01/15/2024	775,000	776,562
County of Essex, General Obligation Unlimited,
Series A,
2.00%, 08/15/2033	760,000	659,656
Series B,
2.00%, 08/15/2033	700,000	607,578
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (G) (H)	535,000	417,300
Lindenwold Boro School District, General Obligation Unlimited,
BAM,
4.00%, 02/01/2040	1,030,000	1,049,414
New Jersey Economic Development Authority, Revenue Bonds,
5.00%, 11/01/2044 - 11/01/2052	9,755,000	10,275,101
Series A,
4.25%, 09/01/2027 (A)	200,000	199,253
5.00%, 09/01/2037 (A)	750,000	738,531
Series A, BAM,
3.13%, 07/01/2031	2,620,000	2,606,914
5.00%, 07/01/2027	1,980,000	2,159,681
Series A, BAM-TCRS,
5.00%, 06/15/2027	2,445,000	2,694,327
Series DDD,
5.00%, 06/15/2042	1,850,000	1,914,093
Series DDD, BAM-TCRS,
5.00%, 06/15/2027	1,000,000	1,101,974
Series WW,
5.25%, 06/15/2040	85,000	87,033

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series C, AMBAC, BAM-TCRS,
Zero Coupon, 12/15/2028	$ 2,625,000	$ 2,195,337
Parking Authority of the City of Trenton, Revenue Bonds,
Series B, AGM,
4.00%, 04/01/2027	325,000	341,852
State of New Jersey, General Obligation Unlimited,
5.00%, 06/01/2039 - 06/01/2041	7,185,000	7,812,664

		55,393,604

New York - 5.7%
Brookhaven Local Development Corp., Revenue Bonds,
Series B,
4.00%, 11/01/2045	1,950,000	1,670,101
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2029 - 07/15/2035	3,935,000	4,075,865
Broome County Local Development Corp., Revenue Bonds,
AGM,
5.00%, 04/01/2030	400,000	449,014
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
5.00%, 10/01/2037	400,000	415,236
Series A,
3.88%, 08/01/2027	2,545,000	2,478,865
5.00%, 08/01/2037	1,295,000	1,288,398
Buffalo Municipal Water Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 07/01/2039	55,000	58,940
City of Niagara Falls, General Obligation Limited,
BAM,
5.00%, 05/15/2028	55,000	59,514
East Ramapo Central School District, General Obligation Unlimited,
AGM,
5.00%, 03/15/2039 - 03/15/2047	6,935,000	7,534,767
Jefferson County Civic Facility Development Corp., Revenue Bonds,
Series A,
4.00%, 11/01/2030	250,000	246,503
Lockport City School District, General Obligation Unlimited,
2.50%, 08/01/2028	370,000	375,140
Metropolitan Transportation Authority, Revenue Bonds,
Series C, AGM-CR,
5.00%, 11/15/2038	3,875,000	4,183,499
Series D-1, BAM,
5.00%, 11/15/2033	7,730,000	8,193,094
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds,
Series A,
5.00%, 11/15/2051	2,000,000	1,999,920
New York City Housing Development Corp., Revenue Bonds,
Series A, AGM,
4.10%, 07/01/2042	25,000	25,009

Transamerica Funds	Page 10

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York City Housing Development Corp., Revenue Bonds, (continued)
Series C-1,
2.45%, 11/01/2027	$ 65,000	$ 63,610
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (B), 11/01/2045	4,325,000	4,328,416
New York City Industrial Development Agency, Revenue Bonds,
AGM,
4.00%, 03/01/2032	5,155,000	5,536,740
5.00%, 01/01/2030	1,300,000	1,487,589
New York Counties Tobacco Trust VI, Revenue Bonds,
Series C,
3.75%, 06/01/2045	180,000	147,819
New York State Dormitory Authority, Revenue Bonds,
4.00%, 07/01/2046	665,000	656,182
FHA,
4.00%, 02/01/2037 - 02/01/2039	120,000	123,691
Series A,
4.00%, 07/01/2048	3,720,000	3,680,092
Series A, AGM,
4.00%, 10/01/2034	3,900,000	4,169,182
5.00%, 10/01/2033	155,000	179,419
Series A-1,
4.00%, 07/01/2028	610,000	662,319
New York State Thruway Authority, Revenue Bonds,
Series A,
5.25%, 01/01/2056	2,360,000	2,465,250
Series O,
4.00%, 01/01/2041	8,975,000	8,985,451
Oneida County Local Development Corp., Revenue Bonds,
AGM,
4.00%, 12/01/2037 - 12/01/2049	2,170,000	2,088,970
Port Authority of New York & New Jersey, Revenue Bonds,
5.00%, 09/01/2048	1,250,000	1,346,375
State of New York Mortgage Agency, Revenue Bonds,
Series 190,
3.45%, 10/01/2030	110,000	110,481
Town of Oyster Bay, General Obligation Limited,
Series B, AGM,
3.00%, 08/15/2030 - 08/15/2034	6,145,000	6,212,960
Upper Mohawk Valley Regional Water Finance Authority, Revenue Bonds,
Series A, AGM,
4.00%, 04/01/2046	2,775,000	2,782,084

		78,080,495

North Carolina - 1.4%
City of High Point Combined Water & Sewer System Revenue, Revenue Bonds,
4.00%, 11/01/2046	1,705,000	1,718,267
North Carolina Housing Finance Agency, Revenue Bonds,
Series 38-B,
2.38%, 01/01/2025	660,000	649,946
2.45%, 07/01/2025	375,000	367,818
North Carolina Medical Care Commission, Revenue Bonds,
4.00%, 11/01/2049	6,155,000	6,164,367
5.00%, 01/01/2038	560,000	568,745

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina (continued)
North Carolina Medical Care Commission, Revenue Bonds, (continued)
Series A,
5.00%, 10/01/2040 - 10/01/2045	$ 2,140,000	$ 2,140,067
Series B-1,
2.55%, 09/01/2026	1,550,000	1,439,379
Series B-2,
2.30%, 09/01/2025	1,250,000	1,179,316
North Carolina Turnpike Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2031 - 01/01/2035	1,725,000	1,877,083
University of North Carolina at Greensboro, Revenue Bonds,
5.00%, 04/01/2031	1,250,000	1,282,017
Winston-Salem State University, Revenue Bonds,
BAM,
5.00%, 06/01/2029 - 06/01/2035	2,040,000	2,171,049

		19,558,054

North Dakota - 0.5%
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2051	7,025,000	5,857,120
County of Ward, General Obligation Unlimited,
Series A, AGM,
4.00%, 04/01/2024	1,000,000	1,002,086
Fargo Public School District No. 1, General Obligation Limited,
Series A,
3.00%, 08/01/2026	25,000	25,263

		6,884,469

Ohio - 4.2%
Brunswick City School District, General Obligation Unlimited,
Series A,
5.00%, 12/01/2032 - 12/01/2034	170,000	171,457
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	35,270,000	33,630,559
Series B-3, Class 2,
Zero Coupon, 06/01/2057	38,000,000	5,059,731
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	1,515,000	1,407,037
Conotton Valley Union Local School District, Certificate of Participation,
AGM,
4.00%, 12/01/2035	150,000	154,330
AGM,
4.00%, 12/01/2037	440,000	450,008
County of Franklin, Revenue Bonds,
Series A,
5.00%, 12/01/2047	650,000	667,167
County of Scioto, Revenue Bonds,
AGM-CR,
3.50%, 02/15/2038	330,000	319,942
Euclid City School District, Certificate of Participation,
BAM,
4.00%, 12/01/2044	510,000	512,550
Little Miami Local School District, General Obligation Unlimited,
Series B,
5.00%, 11/01/2048	1,795,000	1,877,168

Transamerica Funds	Page 11

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Ohio Air Quality Development Authority, Revenue Bonds,
Series B,
Fixed until 11/01/2024, 1.38% (B), 02/01/2026	$ 1,675,000	$ 1,593,421
Series C,
Fixed until 11/04/2025, 1.50% (B), 02/01/2026	2,000,000	1,855,322
Ohio Higher Educational Facility Commission, Revenue Bonds,
Series B,
4.00%, 07/01/2046	1,050,000	977,574
Ohio Housing Finance Agency, Revenue Bonds,
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	530,000	508,357
3.40%, 09/01/2037	1,465,000	1,405,798
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2031	1,040,000	1,083,181
Summit County Development Finance Authority, Revenue Bonds,
4.00%, 12/01/2028 - 12/01/2032	570,000	570,880
Triway Local School District, Certificate of Participation,
BAM,
5.00%, 12/01/2047	3,910,000	4,164,497
Wayne County Southeast Local School District, Certificate of Participation,
BAM,
4.00%, 12/01/2033	745,000	813,772

		57,222,751

Oklahoma - 0.1%
Cleveland County Educational Facilities Authority, Revenue Bonds,
5.00%, 06/01/2023	20,000	20,147
Garfield County Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2027	1,315,000	1,416,517
Oklahoma City Public Property Authority, Revenue Bonds,
4.50%, 10/01/2036	150,000	150,160
Oklahoma Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
2.75%, 09/01/2034	45,000	41,380

		1,628,204

Oregon - 1.1%
City of Boardman, General Obligation Unlimited,
BAM,
3.00%, 06/15/2037 - 06/15/2039	825,000	763,185
City of Sherwood, General Obligation Limited,
Series B,
4.00%, 06/01/2051	1,340,000	1,330,047
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds,
3.00%, 09/01/2035	770,000	722,158

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon (continued)
Medford Hospital Facilities Authority, Revenue Bonds,
Series A,
5.00%, 08/15/2037	$ 1,700,000	$ 1,863,205
Series A, AGM,
4.00%, 08/15/2040	1,435,000	1,443,638
Oregon State Facilities Authority, Revenue Bonds,
Series A,
5.50%, 06/15/2035 (A)	750,000	755,403
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,090,000	2,701,028
2.65%, 07/01/2039	7,025,000	5,810,554

		15,389,218

Pennsylvania - 7.4%
Allegheny County Hospital Development Authority, Revenue Bonds,
Series A,
4.00%, 07/15/2036 - 07/15/2038	13,085,000	13,211,203
Beaver County Economic Development Authority, Revenue Bonds,
BAM,
4.00%, 11/15/2035 - 11/15/2036	3,110,000	3,247,468
Borough of Monaca, General Obligation Unlimited,
Series C, BAM,
4.00%, 11/15/2050	500,000	497,635
Bristol Township School District, General Obligation Limited,
BAM-TCRS,
5.00%, 06/01/2027	80,000	80,661
Bucks County Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2033 - 10/01/2037	1,950,000	1,969,413
County of Lackawanna, General Obligation Unlimited,
BAM,
4.00%, 09/15/2033	3,035,000	3,198,723
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2029	840,000	838,263
Erie Sewer Authority, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2036	2,000,000	2,258,270
Geisinger Authority, Revenue Bonds,
Series A-1,
5.00%, 02/15/2045	3,960,000	4,067,731
Indiana County Hospital Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2029	250,000	252,216
Lancaster County Hospital Authority, Revenue Bonds,
5.00%, 11/01/2051	3,805,000	3,960,822
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	755,000	740,910
Montgomery County Industrial Development Authority, Revenue Bonds,
4.00%, 10/01/2041	115,000	102,591
Mountaintop Area Joint Sanitary Authority, Revenue Bonds,
BAM,
4.00%, 12/15/2049	3,725,000	3,734,149

Transamerica Funds	Page 12

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
4.00%, 08/15/2044 - 08/15/2049	$ 15,740,000	$ 15,292,500
Series A, AGM,
4.00%, 05/01/2040	1,920,000	1,912,024
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.20%, 04/01/2026	1,190,000	1,162,881
2.25%, 10/01/2026	305,000	297,627
Series 124B,
2.65%, 04/01/2028	555,000	544,881
2.75%, 10/01/2028	650,000	640,339
Series 129,
2.20%, 04/01/2027	95,000	91,890
2.25%, 10/01/2027	80,000	77,282
2.40%, 10/01/2028	660,000	639,931
2.45%, 04/01/2029 - 10/01/2029	2,420,000	2,350,161
2.55%, 04/01/2030	1,280,000	1,242,270
2.60%, 10/01/2030	355,000	345,041
Pennsylvania Turnpike Commission, Revenue Bonds,
Series A,
5.00%, 12/01/2044	8,310,000	8,852,950
Series A, AGM,
4.00%, 12/01/2049	11,160,000	11,283,839
Series B,
5.00%, 12/01/2034	45,000	46,625
Series B, BAM-TCRS,
5.25%, 12/01/2044	7,970,000	8,282,383
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds,
Series B,
5.00%, 12/01/2038	1,180,000	1,277,390
Philadelphia Gas Works Co., Revenue Bonds,
4.00%, 10/01/2037	175,000	175,955
Series A, AGM,
5.00%, 08/01/2050	1,365,000	1,474,860
Reading School District, General Obligation Unlimited,
Series A, AGM,
5.00%, 02/01/2027	565,000	589,694
School District of Philadelphia, General Obligation Limited,
Series A,
4.00%, 09/01/2036	1,235,000	1,271,519
State Public School Building Authority, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2023 - 06/01/2032	3,150,000	3,301,584
Township of Northampton, General Obligation Limited,
4.00%, 05/15/2046	225,000	225,589
Upper Dublin School District, General Obligation Limited,
Series A,
4.00%, 05/15/2040 - 05/15/2044	1,260,000	1,263,997
Series A,
4.00%, 05/15/2039	200,000	201,172
Wilkes-Barre Area School District, General Obligation Limited,
BAM,
5.00%, 04/15/2059	440,000	460,014

		101,464,453

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico - 0.5%
Children’s Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	$ 125,000	$ 125,007
Commonwealth of Puerto Rico, Revenue Bonds,
5.50%, 07/01/2029	85,973	84,979
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.65%, 07/01/2024	620,000	610,110
5.00%, 07/01/2023	40,000	40,288
Series RR, AGC,
5.00%, 07/01/2028	345,000	347,480
Series SS, AGC,
4.38%, 07/01/2030	145,000	140,223
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,115,098
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	49,902
Series UU, AGC,
4.25%, 07/01/2027	20,000	19,513
5.00%, 07/01/2026	650,000	654,673
Series UU, AGM,
4.00%, 07/01/2023	120,000	119,612
5.00%, 07/01/2023 - 07/01/2024	870,000	876,255
Series VV, AGM,
5.25%, 07/01/2027	40,000	40,500
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2027	1,030,000	1,037,405

		6,261,045

Rhode Island - 1.0%
Providence Public Building Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/15/2028 - 09/15/2037	9,455,000	10,254,237
Providence Redevelopment Agency, Revenue Bonds,
Series A, AGM-CR,
5.00%, 04/01/2027	1,200,000	1,262,884
Rhode Island Commerce Corp., Revenue Bonds,
BAM-TCRS,
5.00%, 07/01/2034	1,395,000	1,548,816
Rhode Island Health & Educational Building Corp., Revenue Bonds,
Series C,
5.00%, 09/15/2027	180,000	195,598

		13,261,535

South Carolina - 0.7%
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
4.00%, 12/01/2044	8,005,000	7,788,171
5.00%, 10/01/2026 (A)	1,675,000	1,687,842

		9,476,013

South Dakota - 0.0% (C)
South Dakota Housing Development Authority, Revenue Bonds,
Series F, GNMA, FNMA, FHLMC,
2.70%, 05/01/2028	95,000	95,693

Transamerica Funds	Page 13

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee - 0.3%
City of Jackson, Revenue Bonds,
5.00%, 04/01/2041	$ 5,000	$ 5,705
Tennessee Housing Development Agency, Revenue Bonds,
Series 1,
2.95%, 01/01/2026	45,000	45,096
Series B-2,
2.25%, 01/01/2025	40,000	39,524
2.95%, 07/01/2028	2,005,000	1,953,998
3.05%, 07/01/2029	1,635,000	1,597,132

		3,641,455

Texas - 1.9%
City of Liberty Hill, Special Assessment,
3.38%, 09/01/2042 (A)	1,000,000	736,973
City of Pearland, General Obligation Limited,
5.00%, 03/01/2023	25,000	25,050
City of Round Rock, Revenue Bonds,
AGM,
4.00%, 12/01/2035 - 12/01/2037	1,445,000	1,527,942
City of Rowlett, Special Assessment,
3.13%, 09/15/2031 (A)	226,000	203,046
City of Temple, Tax Allocation,
BAM,
4.00%, 08/01/2039 - 08/01/2041	700,000	710,536
Dallas County Flood Control District No. 1, General Obligation Unlimited,
5.00%, 04/01/2024 (A)	800,000	800,571
Dallas-Fort Worth International Airport, Revenue Bonds,
Series C,
5.00%, 11/01/2034	40,000	40,634
Decatur Hospital Authority, Revenue Bonds,
Series B, AGM,
4.00%, 09/01/2050	4,395,000	4,309,753
El Paso County Hospital District, General Obligation Limited,
5.00%, 08/15/2026	150,000	151,564
Elm Ridge Water Control & Improvement District of Denton County, General Obligation Unlimited,
AGM,
2.75%, 09/01/2030	80,000	79,663
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited,
BAM,
4.00%, 09/01/2029 - 09/01/2032	380,000	383,317
Grand Parkway Transportation Corp., Revenue Bonds,
Series B,
5.00%, 04/01/2053	25,000	25,415
Harris County Municipal Utility District No. 399, General Obligation Unlimited,
AGM,
4.00%, 09/01/2033	270,000	274,718
Harris County Sports Authority, Revenue Bonds,
Series A, AGM,
5.00%, 11/15/2027	35,000	36,371

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited,
AGM,
3.00%, 09/01/2033	$ 150,000	$ 150,032
Nacogdoches County Hospital District, Revenue Bonds,
AGM,
4.00%, 05/15/2037	415,000	415,290
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 01/01/2024 - 01/01/2028	2,995,000	3,008,699
Northwoods Road District No. 1, General Obligation Unlimited,
BAM,
4.00%, 08/15/2027	140,000	147,950
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation,
BAM,
4.00%, 09/01/2036 - 09/01/2037	2,450,000	2,558,600
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	135,000	130,981
Southwest Houston Redevelopment Authority, Tax Allocation,
Series B, AGM,
5.00%, 09/01/2034	2,000,000	2,192,072
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds,
5.00%, 12/15/2032	4,415,000	4,738,074
Travis County Municipal Utility District No. 4, General Obligation Unlimited,
AGM,
4.00%, 09/01/2035	450,000	450,345
Viridian Municipal Management District, General Obligation Unlimited,
BAM,
4.00%, 12/01/2026	430,000	440,597
Wichita Falls Economic Development Corp., Revenue Bonds,
AGM,
4.00%, 09/01/2046	1,980,000	1,988,409

		25,526,602

U.S. Virgin Islands - 0.0% (C)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (D)	200,000	200,208

Utah - 0.0% (C)
City of Herriman Water Revenue, Revenue Bonds,
AGM,
4.00%, 01/01/2038	115,000	119,350
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 10/15/2023	150,000	151,448
4.25%, 04/15/2034	120,000	120,915

		391,713

Transamerica Funds	Page 14

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont - 0.1%
City of Burlington, General Obligation Unlimited,
Series A,
5.00%, 11/01/2035	$ 190,000	$ 213,755
Vermont Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.13%, 11/01/2042	625,000	594,843
Series D, GNMA, FNMA, FHLMC,
2.90%, 05/01/2029	100,000	99,609
Vermont Public Power Supply Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2027	570,000	603,010

		1,511,217

Virginia - 1.1%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds,
AGM,
5.00%, 07/01/2041	2,180,000	2,242,711
County of Henrico Water & Sewer Revenue, Revenue Bonds,
4.00%, 05/01/2030 - 05/01/2032	4,865,000	4,960,625
Series A,
4.00%, 05/01/2050	1,275,000	1,280,667
Hampton Roads Transportation Accountability Commission, Revenue Bonds,
Series A,
4.00%, 07/01/2052	1,245,000	1,226,865
Loudoun County Economic Development Authority, Revenue Bonds,
Zero Coupon, 07/01/2049	7,515,000	2,658,352
Virginia Small Business Financing Authority, Revenue Bonds,
4.00%, 11/01/2039	2,500,000	2,537,114

		14,906,334

Washington - 0.5%
Central Puget Sound Regional Transit Authority, Revenue Bonds,
NATL,
4.75%, 02/01/2028	45,000	46,700
Everett Housing Authority, Revenue Bonds,
4.00%, 07/01/2036	2,070,000	2,099,035
Washington Health Care Facilities Authority, Revenue Bonds,
5.00%, 10/01/2044	4,115,000	4,152,621
Washington State Housing Finance Commission, Revenue Bonds,
3.70%, 07/01/2023 (A) (D)	40,000	39,756
5.00%, 07/01/2033 (A)	375,000	355,706
Series 3-N, GNMA, FNMA, FHLMC,
2.85%, 12/01/2028	65,000	63,829

		6,757,647

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
West Virginia - 0.1%
City of Buckhannon, Revenue Bonds,
Series C,
4.25%, 08/01/2023	$ 520,000	$ 520,144
West Virginia Housing Development Fund, Revenue Bonds,
Series B,
3.70%, 11/01/2032	310,000	319,412

		839,556

Wisconsin - 3.5%
Public Finance Authority, Revenue Bonds,
3.00%, 04/01/2025 (A)	255,000	246,728
4.00%, 09/01/2029 (A)	800,000	761,186
4.00% (B), 10/01/2041	11,820,000	12,505,300
AGM,
5.00%, 07/01/2048	1,000,000	1,032,578
BAM,
5.25%, 07/01/2042	6,150,000	6,801,709
5.38%, 07/01/2047	7,000,000	7,722,077
5.50%, 07/01/2052	6,000,000	6,699,434
5.63%, 07/01/2055	5,600,000	6,247,619
Series A,
4.00%, 01/01/2045	1,500,000	1,430,600
5.00%, 06/01/2027 - 07/01/2038	725,000	744,400
Series A, AGM,
4.00%, 07/01/2038 - 07/01/2040	555,000	549,150
5.00%, 07/01/2036 - 07/01/2044	1,100,000	1,152,686
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 08/15/2023 - 08/01/2039	2,060,000	1,821,844

		47,715,311

Wyoming - 0.4%
University of Wyoming, Revenue Bonds,
Series C,
4.00%, 06/01/2037	2,865,000	2,990,361
Wyoming Community Development Authority, Revenue Bonds,
Series 1,
2.30%, 12/01/2031	255,000	245,430
Series 2,
2.95%, 06/01/2033	2,485,000	2,357,874

		5,593,665

Total Municipal Government Obligations (Cost $1,392,423,991)		1,308,368,740

U.S. GOVERNMENT OBLIGATION - 1.4%
U.S. Treasury - 1.4%
U.S. Treasury Notes
2.88%, 05/15/2032	20,000,000	18,993,750

Total U.S. Government Obligation (Cost $19,766,763)		18,993,750

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury Bills
4.27% (I), 02/07/2023	10,000,000	9,993,058

Total Short-Term U.S. Government Obligation (Cost $9,993,007)		9,993,058

Transamerica Funds	Page 15

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.0%

Fixed Income Clearing Corp., 1.80% (I), dated 01/31/2023, to be repurchased at $27,313,381 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $27,858,371.

$ 27,312,016	$ 27,312,016

Total Repurchase Agreement (Cost $27,312,016)	27,312,016

Total Investments (Cost $1,449,495,777)	1,364,667,564
Net Other Assets (Liabilities) - 0.2%	2,651,641

Net Assets - 100.0%	$ 1,367,319,205

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,308,368,740	$—	$1,308,368,740
U.S. Government Obligation	—	18,993,750	—	18,993,750
Short-Term U.S. Government Obligation	—	9,993,058	—	9,993,058
Repurchase Agreement	—	27,312,016	—	27,312,016

Total Investments	$—	$1,364,667,564	$—	$1,364,667,564

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $13,030,928, representing 1.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Funds	Page 16

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

(D)	Restricted securities. At January 31, 2023, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited Series A 4.00%, 12/01/2028	03/08/2018	$291,210	$282,435	0.0	%(C)
Municipal Government Obligations	Housing & Redevelopment Authority of the City of St. Paul Revenue Bonds Series B 4.25%, 04/01/2025	06/19/2015	80,003	79,604	0.0	(C)
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds Series A, AGM-CR 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	212,946	200,208	0.0	(C)
Municipal Government Obligations	Washington State Housing Finance Commission Revenue Bonds 3.70%, 07/01/2023	05/11/2018	40,002	39,756	0.0	(C)

Total			$624,161	$602,003	0.0	%(C)

(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2023; the maturity dates disclosed are the ultimate maturity dates.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2023. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2023, the total value of such securities is $1,675,300, representing 0.1% of the Fund’s net assets.
(H)	Non-income producing securities.
(I)	Rates disclosed reflect the yields at January 31, 2023.
(J)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 17

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

Transamerica Funds	Page 18

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Intermediate Muni (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 19